Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Operating activities:
Net (loss) income	¥ (71,313)	$ (9,774)	¥ 819,980	¥ (569,202)
Less: net (loss) income from discontinued operations	(44,014)	(6,032)	1,315,066	(438,630)
Net loss from continuing operations	(27,299)	(3,742)	(495,086)	(130,572)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Share-based compensation	4,782	655	9,771	15,806
Accretion of interest expenses			1,222	1,988
Inducement expenses			423,686
Changes in operating assets and liabilities:
Advances to suppliers			(7,114)
Other current assets	(1,334)	(184)	6,497
Accounts payable	182	25
Amounts due to related parties	429	59
Accrued expenses and other current liabilities	(1,080)	(148)	53,928	(48,624)
Net cash used in operating activities from continuing operations	(24,320)	(3,335)	(7,096)	(161,402)
Net cash provided by (used in) operating activities from discontinued operations	(15,547)	(2,129)	(32,493)	51,741
Net cash used in operating activities	(39,867)	(5,464)	(39,589)	(109,661)
Investing activities:
Payment for asset acquisition				(6,484)
Net cash used in investing activities from continuing operations				(6,484)
Net cash used in investing activities from discontinued operations			(11,468)	(2)
Net cash used in investing activities			(11,468)	(6,486)
Financing activities:
Proceeds from issuance of convertible notes			20,007	113,236
Proceeds from short-term borrowings	37,887	5,190	6,544	39,652
Proceeds from borrowings from related parties			4,065
Repayment of long-term bank borrowings				(37,090)
Net cash provided by financing activities from continuing operations	37,887	5,190	30,616	115,798
Net cash provided by (used in) financing activities from discontinued operations			(1,307)	(14,197)
Net cash provided by financing activities	37,887	5,190	29,309	101,601
Effect of foreign exchange rate changes	203	31	5,374	2,032
Net decrease in cash and cash equivalents and restricted cash	(1,777)	(243)	(16,374)	(12,514)
Cash, cash equivalents and restricted cash at the beginning of the year	2,878	394	19,252	31,766
Cash, cash equivalents and restricted cash at the end of the year	1,101	151	2,878	19,252
Cash, cash equivalents and restricted cash from continuing operations at the end of the year	360	49	563	1,362
Supplemental disclosure of cash flow information from continuing operations:
Interest paid, net of amounts capitalized
Income taxes paid
Supplemental schedule of non-cash investing and financing activities from continuing activities:
Asset acquisition settled by ordinary shares				(164,256)
Payment of debt extinguishment cost by ordinary shares				(41,961)
Convertible note converted into ordinary shares			(333,679)
Short-term borrowings settled by ordinary shares			(217,477)
Short-term borrowings settled by transfer of treasury stocks			(6,497)
Less: Cash, cash equivalents and restricted cash from discontinued operations at the end of the year	¥ (741)	$ (102)	¥ (2,315)	¥ (17,890)